Financial instruments (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about financial instruments [abstract]
Carrying value and fair value of financial instruments
The carrying value and fair value of financial instruments as of March 31, 2026 and 2025, respectively were as follows:

		As of March 31, 2026				As of March 31, 2025
	Category	Total carrying value		Total fair value		Total carrying value		Total fair value
Assets:
Cash and cash equivalents	Amortized cost	Rs.	15,368	Rs.	15,368	Rs.	14,654	Rs.	14,654
Other investments	Refer to Note 7		83,141		83,141		53,645		53,645
Trade and other receivables	Amortized cost		101,219		101,219		90,420		90,420
Derivative financial instruments	FVTPL		155		155		557		557
Other assets (1)	Amortized cost		7,267		7,267		3,952		3,952
Total		Rs.	207,150	Rs.	207,150	Rs.	163,228	Rs.	163,228
Liabilities:
Trade and other payables	Amortized cost	Rs.	33,411	Rs.	33,411	Rs.	35,523	Rs.	35,523
Derivative financial instrument	FVTPL		6,898		6,898		1,286		1,286
Long-term borrowings	Amortized cost		18,206		18,206		8,721		8,721
Short-term borrowings	Amortized cost		59,135		59,135		38,045		38,045
Other liabilities and provisions (2)	See below discussion in this Note 30		44,012		44,012		36,917		36,917
Total		Rs.	161,662	Rs.	161,662	Rs.	120,492	Rs.	120,492

(1)
Other assets that are not financial assets (such as receivables from statutory authorities, government incentives receivable, prepaid expenses, advances paid and certain other receivables) of Rs.30,215 and Rs.27,162 as of March 31, 2026 and 2025, respectively, are not included.

(2)
Other liabilities and provisions that are not financial liabilities (such as statutory dues payable, deferred revenue, advances from customers and certain other accruals) of Rs.17,239 and Rs.18,195 as of March 31, 2026 and 2025, respectively, are not included.

Other liabilities and provisions includes amount measured at amortized cost of Rs.43,792 and Rs.34,001 as of March 31, 2026 and 2025, respectively, and contingent consideration measured at FVTPL of Rs.220 and Rs.2,916 as of March 31, 2026 and 2025, respectively.

Disclosure of detailed information about Fair Value Measurement Of Assets And Liabilities
The following table presents the fair value hierarchy of assets and liabilities measured at fair value on a recurring basis as of March 31, 2026:

Particulars	Level 1		Level 2		Level 3		Total
FVTPL - Financial asset - Investments in units of mutual funds	Rs.	35,912	Rs.	-	Rs.	-	Rs.	35,912
FVTPL - Financial asset - Investment in limited liability partnership firm (2)		-		-		1,449		1,449
FVTPL - Financial asset - Investments in equity securities		816		-		-		816
FVTPL – Financial asset - Investments in others		-		-		472		472
FVTOCI - Financial asset - Investments in equity securities		14		-		1		15
Derivative financial instruments - net loss on outstanding foreign exchange forward, option, swap contracts and interest rate swap contracts (1)		-		(6,743)		-		(6,743)
FVTPL – Financial liability - Contingent consideration		-		-		(220)		(220)

The following table presents the fair value hierarchy of assets and liabilities measured at fair value on a recurring basis as of March 31, 2025:

Particulars	Level 1		Level 2		Level 3		Total
FVTPL - Financial asset - Investments in units of mutual funds	Rs.	33,186	Rs.	-	Rs.	-	Rs.	33,186
FVTPL - Financial asset - Investment in limited liability partnership firm (2)		-		-		1,122		1,122
FVTPL - Financial asset - Investments in equity securities		86		-		1		87
FVTPL – Financial asset - Investments in others		-		-		219		219
FVTOCI - Financial asset - Investments in equity securities		49		-		-		49
Derivative financial instruments - net loss on outstanding foreign exchange forward, option, swap contracts and interest rate swap contracts (1)		-		(729)		-		(729)
FVTPL – Financial liability - Contingent consideration		-		-		(2,916)		(2,916)

(1)
The Company enters into derivative financial instruments with various counterparties, principally financial institutions and banks. Derivatives which are valued using valuation techniques with market observable inputs are mainly interest rate swaps, foreign exchange forward option and swap contracts. The most frequently applied valuation techniques include forward pricing, swap models and Black-Scholes-Merton models (for option valuation), using present value calculations. The models incorporate various inputs, including foreign exchange forward rates, interest rate curves and forward rate curves.

(2)	Fair value of these instruments is determined based on an independent valuation report, which uses the net asset value method.

Disclosure of detailed information about of gain/loss recognized in Respect of derivative contracts
The following table presents details in
respect
of the gain/(loss) recognized in respect of derivative contracts to hedge highly probable forecast transactions during the applicable year ended:

	For the Year Ended March 31,
	2026		2025		2024
Net loss recognized in finance costs in respect of foreign exchange derivative contracts	Rs.	(249)	Rs.	(64)	Rs.	(9)
Net (loss)/gain recognized in OCI in respect of hedges of highly probable forecast transactions		(1,699)		2,432		(470)
Net (loss)/gain reclassified from OCI and recognized as component of revenue upon occurrence of forecasted transaction		(2,973)		(759)		1,368

Disclosure of notional amount of outstanding foreign exchange derivative contracts
The following table gives details in respect of the notional amount of outstanding foreign exchange derivative contracts as of March 31, 2026.

Category	Instrument	Currency (1)	Cross Currency (1)	Amounts	Buy/Sell
Hedges of recognized assets and liabilities	Forward contract	CAD	INR	CAD 11	Sell
	Forward contract	U.S.$	INR	U.S.$914	Sell
	Forward contract	ZAR	INR	ZAR 231	Sell
	Forward contract	GBP	INR	GBP 11	Sell
	Forward contract	AUD	INR	AUD 4	Sell
	Forward contract	EUR	INR	EUR 26	Sell
	Forward contract	U.S.$	MXN	U.S.$13	Sell
	Forward contract	U.S.$	BRL	U.S.$(17)	Buy
	Forward contract	U.S.$	CLP	U.S.$(4)	Buy
	Forward contract	U.S.$	COP	U.S.$(3)	Buy
	Forward contract	U.S.$	KZT	U.S.$(12)	Buy
	Forward contract	RUB	U.S.$	RUB 1,000	Sell
	Forward contract	AUD	GBP	AUD 8	Sell
	Forward contract	EUR	DKK	EUR 3	Sell
	Forward contract	EUR	U.S.$	EUR (65)	Buy
	Forward contract	U.S.$	DKK	U.S.$(28)	Buy
	Forward contract	GBP	U.S.$	GBP (19)	Buy
	Forward contract	AUD	U.S.$	AUD 27	Sell
	Forward contract	U.S.$	RON	U.S.$(23)	Buy
	Forward contract	U.S.$	CAD	U.S.$(15)	Buy
	Principle only swap	U.S.$	INR	U.S.$100	Swap
Hedges of highly probable forecast transactions	Forward contract	U.S.$	INR	U.S.$228	Sell
	Forward contract	RUB	U.S.$	RUB 1,610	Sell
	Forward contract	BRL	U.S.$	U.S.$5	Sell
	Option contract	U.S.$	INR	U.S.$255	Sell

The following table gives details in respect of the notional amount of outstanding foreign exchange derivative contracts as of March 31, 2025.

Category	Instrument	Currency (1)	Cross Currency (1)	Amounts	Buy/Sell
Hedges of recognized assets and liabilities	Forward contract	CAD	INR	CAD 1	Sell
	Forward contract	U.S.$	INR	U.S.$842	Sell
	Forward contract	ZAR	INR	ZAR 216	Sell
	Forward contract	GBP	INR	GBP 10	Sell
	Forward contract	AUD	INR	AUD 8	Sell
	Forward contract	EUR	INR	EUR 12	Sell
	Forward contract	U.S.$	BRL	U.S.$(10)	Buy
	Forward contract	U.S.$	CLP	U.S.$(4)	Buy
	Forward contract	U.S.$	COP	U.S.$(9)	Buy
	Forward contract	U.S.$	KZT	U.S.$(8)	Buy
	Forward contract	RUB	U.S.$	RUB 3,700	Sell
	Forward contract	EUR	U.S.$	EUR (78)	Buy
	Forward contract	GBP	U.S.$	GBP (31)	Buy
	Forward contract	U.S.$	AUD	U.S.$(4)	Buy
	Forward contract	U.S.$	RON	U.S.$(15)	Buy
	Principal only swap	U.S.$	INR	U.S.$100	Sell
Hedges of highly probable forecast transactions	Forward contract	U.S.$	INR	U.S.$30	Sell
	Forward contract	RUB	U.S.$	RUB 2,500	Sell
	Forward contract	U.S.$	BRL	U.S.$(18)	Buy
	Option contract	U.S.$	INR	U.S.$771	Sell

•
“AUD” means Australian dollars, “BRL” means Brazilian reals, “CAD” means Canadian dollars, “COP” means Colombian pesos, “CLP” means Chilean pesos, “DKK” means Danish Krones, “EUR” means Euros, “GBP” means U.K. pounds sterling, “INR” means Indian rupees, “KZT” means Kazakhstan tenge, “MXN” means Mexican pesos, “RON” means Romanian new leus, “RUB” means Russian roubles, “U.S.$” means United States dollars and “ZAR” means South African rands.

Disclosure Of Detailed Information About Highly Probable Forecast Transactions Hedged Items
The table below summarizes the periods when the cash flows associated with highly probable forecast transactions that are classified as cash flow hedges are expected to occur:

	As of March 31,
	2026		2025
Cash flows in U.S dollars
Not later than one month	Rs.	4,770	Rs.	6,535
Later than one month and not later than three months		9,996		13,069
Later than three months and not later than six months		11,949		18,616
Later than six months and not later than one year		19,062		30,258
	Rs.	45,777	Rs.	68,478
Cash flows in Russian roubles
Not later than one month	Rs.	419	Rs.	716
Later than one month and not later than three months		1,455		1,841
Later than three months and not later than six months		-		-
Later than six months and not later than one year		-		-
	Rs.	1,874	Rs.	2,557
Cash flows in Brazilian reals
Not later than one month	Rs.	90	Rs.	(256)
Later than one month and not later than three months		-		(513)
Later than three months and not later than six months		-		(756)
Later than six months and not later than one year		-		-
	Rs.	90	Rs.	(1,525)